Note 2 - Summary of Significant Accounting Policies (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage		28.00%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage		18.40%
Customer C [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage		15.00%
Over 7.5% of Total Accounts Receivable [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Number of Major Customers		0
Other Customers [Member] | Accounts Receivable [Member] | Maximum [Member] | Customer Concentration Risk [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage		7.50%
Other Customers [Member] | Sales [Member] | Maximum [Member] | Customer Concentration Risk [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage		9.00%
One Customer [Member] | Sales [Member] | Customer Concentration Risk [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage		19.60%
Development Services [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, Net (in Dollars)		284,000	531,000
Development Services for Other Third Parties [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, Net (in Dollars)			10,000
Privately-Held Equity Securities [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Fair Value Inputs, Discount Rate		22.00%
Fair Value Inputs, Discount for Lack of Marketability		15.00%
Fair Value Inputs, Discount Rate for Lack of Control		20.00%
Privately-Held Equity Securities [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Fair Value Inputs, Discount Rate		35.00%
Fair Value Inputs, Discount for Lack of Marketability		35.00%
Fair Value Inputs, Discount Rate for Lack of Control		30.00%
Sales [Member] | Customer Concentration Risk [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Number of Major Customers		1
Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Term of Service Agreements	1 year	1 year
Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		7 years
Term of Service Agreements	3 years	3 years